Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
REVENUE:
Total revenue
OPERATING EXPENSES:
Officers and directors compensation	340,135	351,968	870,055	2,336,670
Professional fees	3,575	44,606	200,358	355,816
Consulting fees (including stock-based compensation of $138,991 and $1,415,971, respectively)	26,750	77,836	627,269	2,024,553
Commitment fees (all stock-based compensation)			150,000
Travel	75,988	149,835	562,316	526,080
Occupancy	16,406	16,516	60,204	167,113
Other selling general and administrative (including stock-based compensation of $7,500 and $0 respectively)	62,375	65,793	256,737	357,969
Total Costs and Expenses	525,229	706,554	2,726,939	5,768,201
OPERATING LOSS	(525,229)	(706,554)	(2,726,939)	(5,768,201)
OTHER EXPENSE
Amortization of debt discounts	(45,899)	(23,333)	(200,748)	(41,300)
Interest expense	(23,210)	(13,660)	(83,550)	(59,671)
Total Other Expense	(69,109)	(36,993)	(284,298)	(100,971)
NET LOSS	(594,338)	(743,547)	(3,011,237)	(5,869,172)
Add net loss attributable to noncontrolling interests in Omagine LLC	5,136	22,447	80,663	195,879
NET LOSS ATTRIBUTABLE TO OMAGINE, INC.	$ (589,202)	$ (721,100)	$ (2,930,574)	$ (5,673,293)
LOSS PER SHARE - BASIC AND DILUTED	$ (0.03)	$ (0.04)	$ (0.15)	$ (0.32)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING - BASIC AND DILUTED	21,207,550	18,875,626	19,649,219	17,485,927